Dividends (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Dividends

	2019	2018	2017
	RMB million	RMB million	RMB million
Proposed final – RMB0.050 per ordinary share (2018: Nil, 2017: RMB0.049)	819	—	740